Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Pro forma information of the acquisition

	For the Year Ended
	December 31,
	2020	2021
	RMB	RMB
Pro forma Revenue	1,474,996	1,821,657
Pro forma net income/(loss)	18,481	(39,955)

Leya
Business Acquisition [Line Items]
Summary of estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Customer relationship	18,000	8
Developed technology	2,500	7
Cash and cash equivalents	887
Other assets	1,176
Goodwill	48,500
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797

Wuhan Miracle
Business Acquisition [Line Items]
Summary of estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Developed technology	70,000	10
Supplier relationship	17,000	3
In-process research and development	27,000	10
Cash and cash equivalents	86,467
Short-term investment and term deposits	50,000
Account receivables	25,244
Inventories, net	99,681
Other current assets	6,401
Property and equipment, net	104,878	20
Other non-current assets	8,278
Contract liabilities	(32,006)
Accrued liabilities and other liabilities	(38,245)
Deferred tax liabilities	(28,872)
Goodwill	540,009
Non-controlling interests	(76,905)
Total consideration	858,930